CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenues:
Revenues:	$ 8,252	$ 8,012	$ 8,437
Total Revenues	8,252	8,012	8,437
Operating expenses	(3,814)	(3,911)	(3,892)
Selling, general and administrative	(3,197)	(3,012)	(3,221)
Depreciation and amortization	(440)	(415)	(372)
Impairment and restructuring charges	(133)	(121)	(105)
Equity losses of affiliates	(6)	(127)	(13)
Interest expense, net	(18)	(49)	(44)
Other, net	(59)	3	47
Income before income tax expense from continuing operations	585	380	837
Income tax expense from continuing operations	(206)	(152)	(64)
Net income from continuing operations	379	228	773
Net loss from discontinued operations, net of tax	(25)	(41)	(13)
Net income	354	187	760
Net income attributable to noncontrolling interests from continuing operations	(110)	(65)	(154)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	22	27	17
Net income attributable to News Corporation stockholders	$ 266	$ 149	$ 623
Basic
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.47	$ 0.28	$ 1.05
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	0	(0.02)	0.01
Basic (in dollars per share)	0.47	0.26	1.06
Diluted
Income (Loss) from Continuing Operations, Per Diluted Share	0.47	0.28	1.04
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	(0.01)	(0.02)	0.01
Diluted (in dollars per share)	$ 0.46	$ 0.26	$ 1.05
Circulation and subscription
Revenues:
Revenues:	$ 2,909	$ 2,818	$ 2,714
Advertising
Revenues:
Revenues:	1,400	1,473	1,594
Consumer
Revenues:
Revenues:	2,000	1,899	2,106
Real estate
Revenues:
Revenues:	1,284	1,189	1,347
Other
Revenues:
Revenues:	$ 659	$ 633	$ 676